Significant Basis Of Preparation And Accounting Policies_K-IFRS 1109_Expected Impact on the allowance for credit losses of adopting K-IFRS 1109 (Detail) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Disclosure of the expected impact on the allowance for credit losses [Line Items]
Allowance for credit losses per IAS 39 (A)	₩ 2,079,605
Allowance for credit losses per IFRS 9 (B)	2,385,438
Increases (B-A)	305,833
Deposits
Disclosure of the expected impact on the allowance for credit losses [Line Items]
Allowance for credit losses per IAS 39 (A)	2,458
Allowance for credit losses per IFRS 9 (B)	3,092
Increases (B-A)	634
Debt securities
Disclosure of the expected impact on the allowance for credit losses [Line Items]
Allowance for credit losses per IFRS 9 (B)	9,331
Increases (B-A)	9,331
Available for sale debt securities
Disclosure of the expected impact on the allowance for credit losses [Line Items]
Allowance for credit losses per IFRS 9 (B)	4,253
Increases (B-A)	4,253
Held to maturity securities
Disclosure of the expected impact on the allowance for credit losses [Line Items]
Allowance for credit losses per IFRS 9 (B)	5,078
Increases (B-A)	5,078
Loan receivables and other financial assets
Disclosure of the expected impact on the allowance for credit losses [Line Items]
Allowance for credit losses per IAS 39 (A)	1,827,785
Allowance for credit losses per IFRS 9 (B)	2,075,752
Increases (B-A)	247,967
Guarantees
Disclosure of the expected impact on the allowance for credit losses [Line Items]
Allowance for credit losses per IAS 39 (A)	183,247
Allowance for credit losses per IFRS 9 (B)	192,376
Increases (B-A)	9,129
Loan commitments
Disclosure of the expected impact on the allowance for credit losses [Line Items]
Allowance for credit losses per IAS 39 (A)	66,115
Allowance for credit losses per IFRS 9 (B)	104,887
Increases (B-A)	₩ 38,772